Submission	Aug. 21, 2024
Submission [Line Items]
Central Index Key	0000056873
Registrant Name	KROGER CO
Registration File Number	333-265130
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES